Income Taxes - Aggregate Current and Deferred Income Tax Charged to Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net impact related to cash flow hedges	$ (112)	$ (57)	$ (23)
Net impact related to hedges of foreign operations	(3)	0	0
Net impact to net actuarial gains (losses)	12	11	(3)
Income tax recovery reported in equity	$ (103)	$ (46)	$ (26)